GOODWILL AND OTHER INTANGIBLE ASSETS (Tables) - Galaxy Digital Holdings, LP	3 Months Ended
Mar. 31, 2025
Finite-Lived Intangible Assets [Line Items]
Schedule of Goodwill
The following table reflects the changes in carrying amount of goodwill:

(in thousands)	March 31, 2025	December 31, 2024
Balance, beginning of period	$58,037	$44,257
Additions due to acquisitions (Note 3)	—	13,780
Balance, end of period	$58,037	$58,037
The following table reflects the changes in carrying amount of goodwill:

	Year Ended December 31,
(in thousands)	2024	2023
Balance, beginning of period	$44,257	$24,645
Additions due to acquisitions (Note 3)	13,780	19,612
Balance, end of period	$58,037	$44,257

Schedule of Intangible Assets
The following table represents intangible assets and accumulated amortization as March 31, 2025 and December 31, 2024:

(in thousands)	March 31, 2025	December 31, 2024
Software technology (1)	$40,508	$40,508
Other purchased defined-life intangible assets	13,701	13,701
Indefinite-lived intangible asset	1,761	1,761
Intangible assets, gross	55,970	55,970
Less: Accumulated amortization	(22,600)	(18,619)
Intangible assets, net	$33,370	$37,351
_________________
(1)Includes capitalized equity based compensation of $3.1 million as of March 31, 2025 and December 31, 2024.
The following table represents intangible assets and accumulated amortization as of the years ended December 31, 2024 and 2023:

(in thousands)	December 31, 2024	December 31, 2023
Software technology(1)	$40,508	$38,895
Other purchased defined-life intangible assets	13,701	6,062
Indefinite-lived intangible asset	1,761	1,761
Intangible assets, gross	55,970	46,718
Less: Accumulated amortization	(18,619)	(6,735)
Intangible assets, net	$37,351	$39,983
__________________
(1)Includes capitalized equity based compensation of $3.1 million and $2.1 million as of December 31, 2024 and 2023, respectively.

Schedule of Future Amortization Expense
The Company estimates that there is no significant residual value related to its finite-life intangible assets. The expected future amortization expense for finite-life intangible assets for the next five years is as follows:

(in thousands)	Amounts
2025	$12,570
2026	8,602
2027	5,676
2028	4,358
2029 and beyond	403
Total future amortization expense	$31,609
The Company estimates that there is no significant residual value related to its finite-life intangible assets. The expected future amortization expense for finite-life intangible assets for the next five years is as follows:

(in thousands)	Amounts
2025	$16,708
2026	8,549
2027	5,624
2028	4,306
2029 and beyond	403
Total future amortization expense	$35,590